Material accounting policies - Share-based payments (Details)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material accounting policies
PSC share in all distributions before filling of an IND (as a perent)	20.00%
PSC share in all distributions following the filing of IND (as a percent).	10.00%
PSC share in all distributions after IND was obtained and Series D financing (as a percent)	4.84%		6.60%
New Percentage Of Profit Share Certificate		4.84%